[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


April 25, 2014


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:     Invesco Unit Trusts, Municipal Series 1184
                 File No. (333-190156) (CIK No. 1563074)
                 -------------------------------------------

Ladies and Gentlemen:

   In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on April 22, 2014.

Very truly yours,

/s/ JOHN F. TIERNEY

John F. Tierney
Vice President,
Invesco Capital Markets, Inc.